Deposits (Interest Expense on Deposits) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Banking and Thrift [Abstract]
Savings	$ 6,320	$ 7,859	$ 9,713
Checking accounts	6,245	6,586	5,999
Money market deposits	7,537	7,937	7,275
Certificates of deposit	29,867	41,200	56,902
Interest expense of deposits	$ 49,969	$ 63,582	$ 79,889